Inventories	12 Months Ended
Mar. 31, 2018
Inventories
Inventories
18	INVENTORIES

	As At March 31
	2018	2017
	(in thousands)
Goods for resale	$353	$214
	$353	$214

During the year ended March 31, 2018, inventory of $290 (2017: $350 and 2016: $354) was recognized in the consolidated statements of income as an expense. In each year none of the expense was as a result of the write down of inventories. Inventories with a carrying amount of $340 (2017: $113) have been pledged as security for certain of the Group’s borrowings (Refer note 23).